Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Movement in carrying amount of goodwill
Balance at the beginning of the period		¥ 297,031
Deconsolidation	¥ (297,031)
Balance at the end of the period			¥ 297,031
Number of Reporting Units | item	1	1
Impairment loss of goodwill	¥ 0	¥ 0	267,917,575
UP Capital | Disposed of by sale
Movement in carrying amount of goodwill
Consideration of the disposal		¥ 34,000,000
Scepter Pacific Limited
Movement in carrying amount of goodwill
Addition for acquisitions				$ 40	¥ 260,000,000
Percentage of equity interest acquired				100.00%	100.00%
Impairment loss of goodwill			¥ 267,900,000